SUPPLEMENT CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Supplement Cash Fow Information

20.SUPPLEMENTARY CASH FLOW INFORMATION

	2022	2021
Net change in non-cash working capital items:
Accounts payable and accrued liabilities	$3,603	$1,240
Prepaid expenses and other assets	(904)	(203)
Amounts receivable	(1,464)	(680)
Taxes payable	863	25
Amounts due to related parties	(127)	8
Taxes recoverable	71	1,727
Inventory	(998)	(3,664)
	$1,044	$1,547

	2022	2021
Other non-cash supplementary information:
Interest paid	$92	$92
Taxes paid	14	589
	$106	$581

	2022	2021
Non-cash investing and financing activities:
Acquisition of La Preciosa, net of cash & transaction costs	$21,535	$-
Shares acquired under terms of option agreements	83	109
Transfer of share-based payments reserve upon exercise of RSUs	899	1,278
Transfer of share-based payments reserve upon option exercise	15	126
Transfer of share-based payments reserve upon option cancellation or expiry	831	443
Equipment acquired under finance leases and equipment loans	1,827	1,058
	$25,190	$3,014